SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES (Details) - USD ($)	Jan. 31, 2025	Jan. 31, 2024
Deferred tax assets:
Net operating loss carryforward	$ 1,311,365	$ 751,916
Timing differences
Total gross deferred tax assets	1,311,365	751,916
Less: Deferred tax asset valuation allowance	(1,311,365)	(751,916)
Total net deferred taxes